Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Intangible Assets, Net [Abstract]
Amortization expenses	$ 56,923	$ 53,220	$ 48,682